Note 7 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forwards	$ 48,133	$ 47,335
Tax credit carry forwards	981	981
Accruals and allowances	296	90
Other	46	162
Total deferred tax asset	49,456	48,568
Less valuation allowance	$ (49,456)	$ (48,568)